Business Segment Information	6 Months Ended
Jun. 30, 2017
Business Segment Information
9. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, together the (‘CODM’) in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, were together considered the Company’s CODM in the period up to and including March 1, 2017.  On March 1, 2017, Mr Ciaran Murray transitioned from his role as Chief Executive Officer to the role of Executive Chairman of the Board of Directors and Dr. Steve Cutler was appointed as Chief Executive Officer. As of March 1, 2017, the Company determined that the CODM is comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company determines and presents operating segments based on the information that is provided to the CODM.  The Company has determined that we operate in one single business segment which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories. The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise net revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

The geographical distribution of the Company’s segment measures as at June 30, 2017 and December 31, 2016 and for the three and six months ended June 30, 2017 and June 30, 2016 is as follows:

a)	The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$95,891	$95,653	$205,096	$196,488
Rest of Europe	78,458	79,436	149,911	155,078
U.S.	206,078	193,377	407,693	377,467
Rest of World	50,596	42,164	100,277	82,119
Total	$431,023	$410,630	$862,977	$811,152
* All sales shown for Ireland are export sales.

b)	The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$38,640	$54,597	$102,608	$114,148
Rest of Europe	8,899	4,863	12,598	8,307
U.S.	26,248	11,826	36,747	22,610
Rest of World	4,211	2,641	11,703	4,872
Total	$77,998	$73,927	$163,656	$149,937

c)	The distribution of income from operations, excluding restructuring, by geographical area was as follows:
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$46,393	$58,326	$110,361	$117,877
Rest of Europe	8,899	5,171	12,598	8,615
U.S.	26,248	11,826	36,747	22,610
Rest of World	4,211	2,698	11,703	4,929
Total	$85,751	$78,021	$171,409	$154,031

c)	The distribution of property, plant and equipment, net, by geographical area was as follows:
	June 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$107,225	$105,684
Rest of Europe	6,193	6,231
U.S.	26,730	29,428
Rest of World	9,470	7,624
Total	$149,618	$148,967

d)	The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)
Ireland	$6,508	$6,654	$12,480	$12,558
Rest of Europe	1,371	1,820	3,029	3,535
U.S.	5,581	5,137	11,529	11,786
Rest of World	935	846	1,805	1,698
Total	$14,395	$14,457	$28,843	$29,577

e) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$888,797	$766,120
Rest of Europe	324,419	337,062
U.S.	619,721	651,160
Rest of World	71,373	71,501
Total	$1,904,310	$1,825,843